Investment Objectives and Goals	Oct. 31, 2024
Nuveen Mid Cap Growth Fund | Nuveen Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Mid Cap Growth Fund
Nuveen Mid Cap Value Fund | Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Mid Cap Value Fund
Nuveen Large Cap Growth Fund | Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Growth Fund
Nuveen Large Cap Value Fund | Nuveen Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Value Fund